UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended March 31, 2025:
  John Hancock Diversified Real Assets Fund
  John Hancock Fundamental Equity Income Fund
  John Hancock Global Climate Action Fund
  John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class A/JACJX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$118	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class A/JACJX) returned 1.98% (excluding sales charges) for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class A/JACJX)	(3.12)%	11.02%	9.01%
Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge	1.98%	12.17%	9.57%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class A shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377453

481A-A

3/25

5/25

John Hancock Mid Cap Growth Fund
Class C/JACLX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$193	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class C/JACLX) returned 1.26% (excluding sales charges) for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class C/JACLX)	0.26%	11.61%	9.30%
Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge	1.26%	11.61%	9.30%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class C shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377453

481A-C

3/25

5/25

John Hancock Mid Cap Growth Fund
Class I/JACBX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$93	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class I/JACBX) returned 2.21% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class I/JACBX)	2.21%	12.35%	9.66%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class I shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377453

481A-I

3/25

5/25

John Hancock Mid Cap Growth Fund
Class NAV/JACFX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$82	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class NAV/JACFX) returned 2.33% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class NAV/JACFX)	2.33%	12.45%	9.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class NAV shares were first offered on 10-18-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377453

481A-NAV

3/25

5/25

John Hancock Mid Cap Growth Fund
Class R6/JACEX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$82	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class R6/JACEX) returned 2.33% for the year ended March 31, 2025. The broad U.S. stock market rose for the full 12-month period, mainly driven by gains in mega-cap technology stocks. In the first quarter of 2025, however, equities registered their first quarterly loss since the third quarter of 2023, as volatility surged amid investors' uncertainty about the new U.S. presidential administration’s policies.
TOP PERFORMANCE CONTRIBUTORS
Communication services | In the communication services sector, which added to the fund’s return, Swedish music-streaming service Spotify Technology SA was a standout.
Industrials | The industrials sector, a contributor to absolute performance, was led by Axon Enterprise, Inc., a maker of technology and weapons products for law enforcement, military and civilian uses.
Palantir Technologies, Inc. | Palantir, a provider of software platforms, was the fund’s top contributor on an absolute basis, rising sharply in early February after the company issued a robust revenue forecast.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, DexCom, Inc., a maker of continuous glucose monitoring systems, and dental technology company Align Technology, Inc. both detracted from the fund’s performance in absolute terms. Both stocks were sold before the end of the fiscal year.
Consumer staples | The consumer staples sector hampered results on an absolute basis, most notably due to the fund’s position in e.l.f. Beauty, Inc., a cosmetics company. The stock was no longer held at the end of the fiscal year.
Super Micro Computer, Inc. | Server and storage solutions company Super Micro Computer, Inc. weighed on absolute performance. The company’s shares fell sharply last fall after the resignation of its independent auditor. The fund no longer owns this stock.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class R6/JACEX)	2.33%	12.45%	9.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Growth Index	3.57%	14.86%	10.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class R6 shares were first offered on 10-18-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,217,134
Total number of portfolio holdings	71
Total advisory fees paid (net)	$10,443,923
Portfolio turnover rate	161%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	5.2%
AppLovin Corp., Class A	3.5%
Live Nation Entertainment, Inc.	3.5%
Liberty Media Corp.-Liberty Formula One, Series C	3.3%
Tradeweb Markets, Inc., Class A	3.2%
Targa Resources Corp.	2.8%
Natera, Inc.	2.7%
GoDaddy, Inc., Class A	2.7%
Ollie's Bargain Outlet Holdings, Inc.	2.6%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.8%
Financials	12.8%
Consumer discretionary	12.2%
Health care	12.0%
Communication services	11.1%
Consumer staples	8.6%
Industrials	5.9%
Energy	5.1%
Real estate	3.8%
Utilities	1.8%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377453

481A-R6

3/25

5/25

John Hancock Global Climate Action Fund
Class I/JLFSX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$98	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Climate Action Fund (Class I/JLFSX) returned 6.02% for the year ended March 31, 2025. Global equities began the period in strong fashion, led by U.S. mega-cap technology stocks. Conditions weakened in early 2025, with concerns about spending on tech infrastructure and the potential for tariffs to weigh on economic growth.
TOP PERFORMANCE CONTRIBUTORS
Visa, Inc. | In the financials sector, which had the largest overall contribution to absolute return, digital-payments company Visa, Inc. gained on strong credit card spending driving favorable financial results, as earnings and free cash flow grew relative to previous quarters.
Brown & Brown, Inc. | Another financials stock, Brown & Brown, Inc., was a top contributor to absolute performance, as the insurance broker benefited from better property and casualty insurance pricing, which offset a sluggish macroeconomic environment.
Deutsche Boerse AG | A third financials investment, German capital-markets company Deutsche Boerse AG, advanced on strong revenue growth in the company’s trading, clearing, data-analytics, and fund-processing businesses.

TOP PERFORMANCE DETRACTORS
Microsoft Corp. | The fund’s exposure to Microsoft Corp. meaningfully hurt results on an absolute basis, as the software company faced worries about greater competition in artificial intelligence, worries about tariffs and a more-pessimistic economic outlook.
Aptiv PLC | Shares of this Irish-American automotive technology supplier fell in late October after reporting disappointing third-quarter results. It was sold from the fund before the end of the fiscal year.
Elevance Health, Inc. | This health insurer struggled amid accelerating cost and margin pressures, particularly related to the company’s Medicaid business.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Climate Action Fund (Class I/JLFSX)	6.02%	13.81%
MSCI World Index	7.04%	13.19%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,901,502
Total number of portfolio holdings	44
Total advisory fees paid (net)	$0
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.9%
Visa, Inc., Class A	4.6%
London Stock Exchange Group PLC	4.3%
Marsh & McLennan Companies, Inc.	4.0%
Intertek Group PLC	3.7%
Koninklijke Ahold Delhaize NV	3.1%
Salesforce, Inc.	3.1%
Canadian National Railway Company	3.0%
Cencora, Inc.	3.0%
Johnson Controls International PLC	3.0%

Sector Composition
Information technology	27.9%
Industrials	21.7%
Financials	18.0%
Health care	14.2%
Consumer discretionary	8.3%
Consumer staples	5.9%
Communication services	3.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

491A-I

3/25

5/25

John Hancock Fundamental Equity Income Fund
Class I/JHFEX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$85	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class I/JHFEX) returned 8.08% for the year ended March 31, 2025. U.S. equity markets rose as economic resilience, interest rate cuts and prospects for generative intelligence outweighed concerns that trade tariffs would trigger a recession.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector boosted the fund’s return on an absolute basis. A number of holdings contributed, led by diversified financial company Morgan Stanley, which rose amid lower interest rates and an improved outlook for capital markets.
Energy | The fund’s energy stocks rallied nicely, as investments in pipeline company Kinder Morgan, Inc. and liquefied natural gas company Chenière Energy, Inc. benefited from higher gas prices and increased demand.
Consumer staples | The consumer staples sector stood out, helped by the fund’s position in discount retailer Walmart, Inc., which gained as its e-commerce business, advertising investments and cost cutting aided profits.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The fund’s consumer discretionary holdings detracted from its absolute performance. Shares of Israel-based Mobileye Global, Inc., which makes autonomous driving technologies, were pressured by economic weakness in China – a key end market – and slow uptake for its newest product.
Materials and industrials | The materials and industrials sectors also hampered the fund’s absolute performance. Among the biggest individual detractors was chemicals company LyondellBasell Industries NV in the materials sector. Its stock declined amid weak global demand, rising raw materials costs, and economic uncertainty.
Notable individual stock detractor | Biopharmaceuticals company Moderna, Inc. saw its share price sink as demand for COVID-19 vaccines slowed. The fund no longer held this stock at period end.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class I/JHFEX)	8.08%	14.28%
Russell 1000 Index	7.82%	15.60%
Russell 1000 Value Index	7.18%	11.44%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,402,846
Total number of portfolio holdings	57
Total advisory fees paid (net)	$0
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	4.8%
Comcast Corp., Class A	4.4%
Cheniere Energy, Inc.	3.4%
Becton, Dickinson and Company	3.2%
GSK PLC, ADR	2.9%
LyondellBasell Industries NV, Class A	2.6%
Suncor Energy, Inc.	2.6%
Bristol-Myers Squibb Company	2.5%
Microsoft Corp.	2.5%
Crown Castle, Inc.	2.5%

Sector Composition
Health care	19.9%
Financials	15.1%
Consumer discretionary	11.3%
Consumer staples	8.1%
Energy	7.8%
Information technology	7.8%
Industrials	6.9%
Communication services	6.3%
Real estate	5.8%
Materials	2.6%
Short-term investments and other	8.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

490A-I

3/25

5/25

John Hancock Diversified Real Assets Fund
Class NAV
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$88	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Real Assets Fund (Class NAV) returned 4.12% for the year ended March 31, 2025. Global equities rose overall during the 12-month period. Late in the fiscal year, however, financial markets were rattled by seismic shifts in U.S. foreign policy, which significantly altered the outlook for global trade, economic growth, and inflation.
TOP PERFORMANCE CONTRIBUTORS
The materials sector | The fund’s investments in Canadian gold producers Agnico Eagle Mines, Ltd. and Kinross Gold Corp. were contributors on an absolute basis, benefiting as the price of the precious metal sharply rose.
The real estate sector | Health care real estate investment trusts Welltower, Inc. and American Healthcare REIT, Inc. meaningfully added to the fund’s return on an absolute basis.
The utilities sector | Most of the fund’s utilities stocks, led by WEC Energy Group, Inc., produced a positive return this fiscal year.

TOP PERFORMANCE DETRACTORS
Various energy stocks | As the price of oil generally fell this year, exposure to Cenovus Energy, Inc., Canadian Natural Resources, Ltd. and Marathon Petroleum Corp. especially hurt the fund’s results on an absolute basis.
Prologis, Inc. | Shares of this warehouse and logistics REIT fell due to the market’s concern about industry supply and demand trends.
Freeport-McMoRan, Inc. | This American mining company struggled during the fiscal year, weighing on the fund’s return in absolute terms.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited (Manulife IM (NA)), and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Real Assets Fund (Class NAV)	4.12%	16.78%	6.34%
MSCI World Index	7.04%	16.13%	9.52%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$830,153,560
Total number of portfolio holdings	275
Total advisory fees paid (net)	$7,709,588
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Exxon Mobil Corp.	3.1%
Shell PLC	2.8%
Welltower, Inc.	2.8%
Prologis, Inc.	2.7%
Equinix, Inc.	2.5%
Chevron Corp.	2.4%
Canadian Natural Resources, Ltd.	1.9%
Agnico Eagle Mines, Ltd.	1.7%
Essex Property Trust, Inc.	1.7%
TotalEnergies SE	1.6%

Sector Composition
Real estate	35.3%
Energy	35.1%
Materials	17.3%
Utilities	6.4%
Industrials	2.0%
Consumer discretionary	1.1%
Information technology	0.9%
Communication services	0.7%
Health care	0.4%
Financials	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

DRAA-NAV

3/25

5/25

John Hancock Mid Cap Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $182,035 and $167,636 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and software licensing fees. Amounts billed to the registrant were $2,781 and $1,887 for fiscal years ended March 31, 2025 and March 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $17,528 and $17,016 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $0 and $1,107 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $750,783 for the fiscal year ended March 31, 2025 and $1,020,785 for the fiscal year ended March 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2025 for the following funds:

  John Hancock Diversified Real Assets Fund

  John Hancock Fundamental Equity Income Fund

  John Hancock Global Climate Action Fund

  John Hancock Mid Cap Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2025

John Hancock
Diversified Real Assets Fund

2	Fund’s investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
1	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 99.5%		$825,572,064
(Cost $622,866,241)
Communication services 0.7%		5,446,463
Diversified telecommunication services 0.7%
KT Corp.	31,878	1,073,670
Nippon Telegraph & Telephone Corp.	2,086,325	2,016,373
Singapore Telecommunications, Ltd.	929,058	2,356,420
Consumer discretionary 1.1%		8,739,900
Hotels, restaurants and leisure 0.6%
Accor SA	30,235	1,378,880
Marriott International, Inc., Class A	15,014	3,576,335
Household durables 0.5%
Barratt Redrow PLC	203,515	1,119,511
Bellway PLC	39,081	1,204,325
Kaufman & Broad SA	41,916	1,460,849
Energy 35.1%		291,633,399
Energy equipment and services 2.4%
Baker Hughes Company	74,928	3,293,086
Enerflex, Ltd.	121,450	938,483
Halliburton Company	137,258	3,482,235
Helmerich & Payne, Inc.	37,785	986,944
Noble Corp. PLC	29,542	700,145
Patterson-UTI Energy, Inc.	160,686	1,320,839
Schlumberger, Ltd.	176,137	7,362,527
TechnipFMC PLC	51,464	1,630,894
Trican Well Service, Ltd. (A)	134,462	435,421
Oil, gas and consumable fuels 32.7%
Advantage Energy, Ltd. (B)	199,810	1,505,118
Aker BP ASA	55,913	1,325,645
Antero Resources Corp. (B)	52,833	2,136,567
ARC Resources, Ltd.	130,793	2,629,402
Birchcliff Energy, Ltd.	109,327	507,491
BP PLC	1,815,890	10,189,829
Cameco Corp.	143,921	5,924,659
Canadian Natural Resources, Ltd.	524,133	16,127,730
Cenovus Energy, Inc.	708,349	9,844,675
Cheniere Energy, Inc.	18,791	4,348,237
Chevron Corp.	118,079	19,753,436
ConocoPhillips	116,406	12,224,958
Core Natural Resources, Inc.	4,915	378,947
Coterra Energy, Inc.	116,819	3,376,069
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	31,723	$1,186,440
Diamondback Energy, Inc.	38,034	6,080,876
Enbridge, Inc.	85,222	3,776,187
Encore Energy Corp. (B)	72,000	98,640
Energy Fuels, Inc. (Toronto Stock Exchange) (B)	69,280	256,602
EOG Resources, Inc.	58,727	7,531,150
EQT Corp.	111,460	5,955,308
Equinor ASA	106,127	2,802,682
Expand Energy Corp.	14,599	1,625,161
Exxon Mobil Corp.	218,684	26,008,093
Galp Energia SGPS SA	157,617	2,761,458
Hess Corp.	32,946	5,262,465
Imperial Oil, Ltd.	45,843	3,311,476
Kelt Exploration, Ltd. (B)	294,876	1,393,389
Keyera Corp.	91,860	2,855,285
Marathon Petroleum Corp.	47,666	6,944,460
MEG Energy Corp.	173,590	3,043,449
Neste OYJ	29,785	275,489
NexGen Energy, Ltd. (B)	314,019	1,407,472
NuVista Energy, Ltd. (B)	152,743	1,443,525
Occidental Petroleum Corp.	92,005	4,541,367
ONEOK, Inc.	24,440	2,424,937
Paladin Energy, Ltd. (Toronto Stock Exchange) (B)	24,900	80,113
Pembina Pipeline Corp.	96,507	3,860,146
Permian Resources Corp.	82,368	1,140,797
Phillips 66	42,919	5,299,638
Shell PLC	637,543	23,206,892
South Bow Corp.	16,438	419,903
Suncor Energy, Inc.	286,940	11,110,314
Targa Resources Corp.	16,046	3,216,742
TC Energy Corp.	96,176	4,541,969
The Williams Companies, Inc.	179,196	10,708,753
Topaz Energy Corp.	60,790	1,023,551
TotalEnergies SE	203,645	13,121,499
Tourmaline Oil Corp.	58,613	2,826,686
Uranium Royalty Corp. (A)(B)	106,550	187,528
Valero Energy Corp.	55,720	7,358,940
Var Energi ASA (A)	448,377	1,442,147
Woodside Energy Group, Ltd., ADR	24,225	351,020
Yellow Cake PLC (A)(B)(C)	60,175	327,513
3	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 0.3%		$2,559,579
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	4,806	2,559,579
Health care 0.4%		3,501,099
Health care providers and services 0.4%
Brookdale Senior Living, Inc. (B)	559,281	3,501,099
Industrials 2.0%		16,135,307
Commercial services and supplies 0.2%
Sohgo Security Services Company, Ltd.	191,700	1,442,016
Construction and engineering 0.3%
Vinci SA	23,524	2,965,448
Electrical equipment 0.4%
Array Technologies, Inc. (B)	81,952	399,106
Nordex SE (B)	30,449	470,211
nVent Electric PLC	8,473	444,155
Sunrun, Inc. (B)	101,793	596,507
Vestas Wind Systems A/S (B)	82,851	1,146,203
Ground transportation 0.2%
Canadian National Railway Company	17,617	1,714,384
Industrial conglomerates 0.6%
CK Hutchison Holdings, Ltd.	292,469	1,648,631
Jardine Matheson Holdings, Ltd.	36,979	1,561,726
Swire Pacific, Ltd., Class A	172,120	1,519,112
Transportation infrastructure 0.3%
Aena SME SA (C)	9,496	2,227,808
Information technology 0.9%		7,825,833
IT services 0.1%
SUNeVision Holdings, Ltd.	1,153,855	1,026,177
Semiconductors and semiconductor equipment 0.8%
AIXTRON SE	17,072	189,535
Analog Devices, Inc.	1,434	289,195
Enphase Energy, Inc. (B)	25,318	1,570,982
First Solar, Inc. (B)	12,325	1,558,250
ON Semiconductor Corp. (B)	34,628	1,409,013
Power Integrations, Inc.	28,478	1,438,139
SolarEdge Technologies, Inc. (B)	15,323	247,926
Wolfspeed, Inc. (A)(B)	31,574	96,616
Materials 17.3%		143,583,718
Chemicals 0.4%
Air Liquide SA	2,584	490,820
Albemarle Corp.	4,474	322,217
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	4

	Shares	Value
Materials (continued)
Chemicals (continued)
BASF SE, ADR	36,013	$448,362
Dow, Inc.	10,211	356,568
DuPont de Nemours, Inc.	11,367	848,888
NanoXplore, Inc. (A)(B)	121,725	202,163
Nutrien, Ltd.	17,550	871,006
Nutrien, Ltd. (New York Stock Exchange)	195	9,686
Containers and packaging 0.1%
Smurfit WestRock PLC	23,665	1,062,233
Metals and mining 16.5%
Agnico Eagle Mines, Ltd.	132,273	14,330,762
Alamos Gold, Inc., Class A	165,545	4,423,200
Alcoa Corp.	69,391	2,116,426
Altius Minerals Corp.	20,961	360,651
Anglo American PLC	40,427	1,133,108
AngloGold Ashanti PLC	54,129	2,009,268
Artemis Gold, Inc. (B)	145,771	1,733,186
Aya Gold & Silver, Inc. (B)	93,078	719,244
B2Gold Corp.	340,109	966,642
Barrick Gold Corp.	356,433	6,920,356
BHP Group, Ltd., ADR (A)	161,490	7,838,725
Boliden AB	17,223	565,132
Calibre Mining Corp. (B)	674,931	1,500,837
Canada Nickel Company, Inc. (A)(B)	657,500	438,623
Capstone Copper Corp. (B)	500,929	2,579,399
Champion Iron, Ltd.	489,791	1,494,168
Coeur Mining, Inc. (B)	149,694	886,188
Constellium SE (B)	83,650	844,029
Endeavour Mining PLC	81,453	1,957,295
ERO Copper Corp. (B)	121,257	1,468,684
First Quantum Minerals, Ltd. (B)	242,245	3,257,316
Foran Mining Corp. (B)	293,300	741,887
Franco-Nevada Corp.	15,525	2,441,731
Freeport-McMoRan, Inc.	274,213	10,381,704
Glencore PLC (B)	186,449	682,431
Gold Fields, Ltd., ADR	47,194	1,042,515
Hudbay Minerals, Inc.	363,809	2,758,178
IAMGOLD Corp. (B)	30,000	187,207
IGO, Ltd.	124,300	309,950
Iluka Resources, Ltd.	70,775	172,530
Ivanhoe Electric, Inc. (B)	70,470	409,431
Ivanhoe Mines, Ltd., Class A (B)	297,985	2,530,403
K92 Mining, Inc. (B)	174,620	1,505,878
5	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Kinross Gold Corp.	496,644	$6,257,014
Latin Resources, Ltd. (B)(D)	34,500	0
Lithium Americas Corp. (A)(B)	77,500	209,496
Lithium Argentina AG (A)(B)	43,300	92,073
Lucara Diamond Corp. (A)(B)	420,070	106,546
Lundin Gold, Inc.	48,542	1,503,097
Lundin Mining Corp.	236,896	1,919,466
MAG Silver Corp. (B)	47,165	717,447
Montage Gold Corp. (B)	430,000	974,115
Nevada Copper Corp. (B)(D)	265,550	0
Newmont Corp.	121,704	5,875,869
Nickel 28 Capital Corp. (B)	354,691	182,392
Norsk Hydro ASA	237,564	1,373,356
Nouveau Monde Graphite, Inc. (B)	75,917	114,635
Nucor Corp.	4,471	538,040
OceanaGold Corp.	491,606	1,639,768
Pan American Silver Corp.	115,816	2,991,474
Pan American Silver Corp., CVR (B)	83,300	35,602
Perpetua Resources Corp. (B)	54,100	578,329
Piedmont Lithium, Inc. (A)(B)	31,900	200,970
Pilbara Minerals, Ltd. (B)	120,750	128,568
Probe Gold, Inc. (B)	326,000	441,750
Rio Tinto PLC, ADR	87,707	5,269,437
Sandstorm Gold, Ltd.	16,194	121,985
Seabridge Gold, Inc. (B)	27,463	320,493
Sigma Lithium Corp. (A)(B)	32,190	335,534
Skeena Resources, Ltd. (B)	180,500	1,819,989
SolGold PLC (B)	1,934,500	174,758
Southern Copper Corp.	3,470	324,306
Steel Dynamics, Inc.	3,809	476,430
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	9,692,000	808,200
Teck Resources, Ltd., Class B	142,545	5,192,460
Torex Gold Resources, Inc. (B)	24,337	673,937
Trilogy Metals, Inc. (A)(B)	522,452	798,717
Triple Flag Precious Metals Corp. (B)	54,606	1,045,705
U.S. Steel Corp.	8,026	339,179
Vale SA, ADR	95,052	948,619
Vizsla Silver Corp. (B)	325,000	743,025
Warrior Met Coal, Inc.	13,994	667,794
Wesdome Gold Mines, Ltd. (B)	69,014	822,001
Westgold Resources, Ltd. (Toronto Stock Exchange) (B)	744,829	1,350,894
Wheaton Precious Metals Corp.	100,401	7,791,098
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Materials (continued)
Paper and forest products 0.3%
Canfor Corp. (B)	22,850	$239,766
Interfor Corp. (B)	63,169	656,250
West Fraser Timber Company, Ltd.	19,062	1,464,107
Real estate 35.3%		292,821,622
Diversified REITs 1.8%
Charter Hall Group	164,202	1,672,793
Essential Properties Realty Trust, Inc.	228,591	7,461,210
Land Securities Group PLC	182,434	1,300,294
Stockland	1,092,305	3,370,379
United Urban Investment Corp.	1,171	1,161,411
Health care REITs 4.8%
American Healthcare REIT, Inc.	159,940	4,846,182
CareTrust REIT, Inc.	142,440	4,070,935
Ventas, Inc.	112,589	7,741,620
Welltower, Inc.	149,287	22,872,261
Hotel and resort REITs 0.3%
Invincible Investment Corp.	2,737	1,153,329
Ryman Hospitality Properties, Inc.	12,727	1,163,757
Industrial REITs 4.6%
EastGroup Properties, Inc.	46,032	8,108,537
First Industrial Realty Trust, Inc.	42,704	2,304,308
Goodman Group	184,309	3,307,736
Prologis, Inc.	201,792	22,558,328
Warehouses De Pauw CVA	64,265	1,523,480
Office REITs 1.5%
Cousins Properties, Inc.	99,587	2,937,817
Douglas Emmett, Inc.	74,529	1,192,464
Nippon Building Fund, Inc.	2,744	2,331,160
Orix JREIT, Inc.	937	1,102,115
SL Green Realty Corp.	92,092	5,313,708
Real estate management and development 3.9%
Aldar Properties PJSC	954,904	2,180,686
Arealink Company, Ltd.	122,900	1,614,113
Cibus Nordic Real Estate AB	87,292	1,286,756
CTP NV (C)	79,539	1,426,012
Daiwa House Industry Company, Ltd.	55,000	1,819,101
Emaar Properties PJSC	845,198	3,060,908
Heiwa Real Estate Company, Ltd.	25,600	805,635
Hongkong Land Holdings, Ltd.	568,545	2,450,654
Mitsui Fudosan Company, Ltd.	551,619	4,939,789
Pandox AB	94,057	1,623,961
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
PSP Swiss Property AG	14,324	$2,237,718
Sumitomo Realty & Development Company, Ltd.	70,400	2,645,176
Swiss Prime Site AG	21,908	2,688,511
TAG Immobilien AG	163,880	2,234,627
Tokyu Fudosan Holdings Corp.	242,572	1,627,550
Residential REITs 5.7%
American Homes 4 Rent, Class A	134,059	5,068,771
AvalonBay Communities, Inc.	54,497	11,696,146
Essex Property Trust, Inc.	46,010	14,105,286
Independence Realty Trust, Inc.	309,697	6,574,867
Ingenia Communities Group	325,597	1,111,378
Mid-America Apartment Communities, Inc.	28,449	4,767,483
Sun Communities, Inc.	28,497	3,665,854
Retail REITs 5.9%
Agree Realty Corp.	108,993	8,413,170
CapitaLand Integrated Commercial Trust	1,659,715	2,579,119
Curbline Properties Corp.	147,107	3,558,518
Hammerson PLC	618,946	1,977,377
Klepierre SA	71,026	2,377,371
Phillips Edison & Company, Inc.	134,084	4,892,725
Regency Centers Corp.	96,334	7,105,596
Scentre Group	1,406,172	2,975,178
Simon Property Group, Inc.	42,722	7,095,270
Tanger, Inc.	182,581	6,169,412
Unibail-Rodamco-Westfield (B)	20,126	1,696,838
Specialized REITs 6.8%
American Tower Corp.	48,952	10,651,955
Big Yellow Group PLC	63,641	768,232
Digital Realty Trust, Inc.	22,778	3,263,860
EPR Properties	80,485	4,234,316
Equinix, Inc.	25,954	21,161,594
Iron Mountain, Inc.	28,706	2,469,864
Keppel DC REIT	1,088,971	1,734,745
Public Storage	42,005	12,571,676
Utilities 6.4%		53,325,144
Electric utilities 2.3%
American Electric Power Company, Inc.	25,309	2,765,514
Duke Energy Corp.	17,509	2,135,573
EDP SA	214,170	721,388
Enel SpA	291,292	2,363,058
Exelon Corp.	51,416	2,369,249
Iberdrola SA	118,889	1,919,835
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc.	35,307	$2,502,913
PPL Corp.	62,434	2,254,492
The Kansai Electric Power Company, Inc.	157,621	1,870,651
Gas utilities 1.1%
Atmos Energy Corp.	18,088	2,796,043
ENN Energy Holdings, Ltd.	221,191	1,828,204
Italgas SpA	101,752	729,584
ONE Gas, Inc.	22,714	1,716,951
Osaka Gas Company, Ltd.	99,940	2,261,375
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Corp. (A)	28,283	789,661
Brookfield Renewable Partners LP	78,583	1,741,399
RWE AG	65,070	2,323,637
Multi-utilities 2.1%
Dominion Energy, Inc.	43,532	2,440,839
E.ON SE	203,518	3,072,063
Engie SA	152,463	2,970,875
National Grid PLC	211,705	2,761,542
Public Service Enterprise Group, Inc.	10,458	860,693
Sempra	37,990	2,710,966
WEC Energy Group, Inc.	25,693	2,800,023
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	146,500	2,618,616

Exchange-traded funds 0.0%		$31,025
(Cost $30,714)
Energy Select Sector SPDR Fund	332	31,025
Rights 0.0%		$35,348
(Cost $33,588)
Xior Student Housing NV (Expiration Date: 5-22-25) (B)(E)	26,230	35,348

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$12,625,471
(Cost $12,625,817)
U.S. Government Agency 0.3%				2,499,707
Federal Home Loan Mortgage Corp. Discount Note	4.040	04-01-25	2,500,000	2,499,707

	Yield (%)	Shares	Value
Short-term funds 0.8%			7,125,764
John Hancock Collateral Trust (F)	4.2232(G)	712,370	7,125,764

9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.4%		3,000,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-25 at 4.380% to be repurchased at $200,024 on 4-1-25, collateralized by $203,328 Federal Home Loan Mortgage Corp., 5.500% due 5-1-54 (valued at $204,002)	200,000	200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-25 at 4.360% to be repurchased at $2,800,339 on 4-1-25, collateralized by $2,646,230 Federal Home Loan Mortgage Corp., 3.500% - 6.000% due 7-1-47 to 5-1-54 (valued at $2,661,053) and $193,754 Federal National Mortgage Association, 3.500% - 6.000% due 9-1-33 to 2-1-53 (valued at $194,947)	2,800,000	2,800,000

Total investments (Cost $635,556,360) 101.0%	$838,263,908
Other assets and liabilities, net (1.0%)	(8,110,348)
Total net assets 100.0%	$830,153,560

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	All or a portion of this security is on loan as of 3-31-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 3-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $664,704,902. Net unrealized appreciation aggregated to $173,559,006, of which $202,494,376 related to gross unrealized appreciation and $28,935,370 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 3-31-25:
United States	54.7%
Canada	20.9%
United Kingdom	6.7%
France	3.3%
Japan	3.2%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

Australia	2.9%
Germany	1.1%
Hong Kong	1.0%
Other countries	6.2%
TOTAL	100.0%
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $628,430,543) including $6,866,965 of securities loaned	$831,138,144
Affiliated investments, at value (Cost $7,125,817)	7,125,764
Total investments, at value (Cost $635,556,360)	838,263,908
Cash	405,384
Foreign currency, at value (Cost $849,531)	842,500
Dividends and interest receivable	2,465,200
Receivable for investments sold	3,833,946
Receivable for securities lending income	20,616
Other assets	60,165
Total assets	845,891,719
Liabilities
Payable for investments purchased	2,396,356
Payable for fund shares repurchased	6,018,395
Payable upon return of securities loaned	7,127,565
Payable to affiliates
Accounting and legal services fees	22,172
Trustees’ fees	59
Other liabilities and accrued expenses	173,612
Total liabilities	15,738,159
Net assets	$830,153,560
Net assets consist of
Paid-in capital	$625,565,682
Total distributable earnings (loss)	204,587,878
Net assets	$830,153,560

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($830,153,560 ÷ 70,375,872 shares)	$11.80
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	12

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$29,044,138
Interest	320,852
Securities lending	382,664
Less foreign taxes withheld	(1,634,585)
Total investment income	28,113,069
Expenses
Investment management fees	8,278,589
Accounting and legal services fees	176,666
Trustees’ fees	21,441
Custodian fees	342,008
Printing and postage	27,691
Professional fees	83,852
Other	59,855
Total expenses	8,990,102
Less expense reductions	(569,001)
Net expenses	8,421,101
Net investment income	19,691,968
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	81,965,173
Affiliated investments	19,576
81,984,749
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(62,024,263)
Affiliated investments	348
(62,023,915)
Net realized and unrealized gain	19,960,834
Increase in net assets from operations	$39,652,802
13	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$19,691,968	$22,901,606
Net realized gain (loss)	81,984,749	(11,713,461)
Change in net unrealized appreciation (depreciation)	(62,023,915)	93,602,465
Increase in net assets resulting from operations	39,652,802	104,790,610
Distributions to shareholders
From earnings
Class NAV	(54,116,668)	(24,863,170)
Total distributions	(54,116,668)	(24,863,170)
From fund share transactions	(246,208,231)	(51,592,152)
Total increase (decrease)	(260,672,097)	28,335,288
Net assets
Beginning of year	1,090,825,657	1,062,490,369
End of year	$830,153,560	$1,090,825,657
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	14

Financial highlights
CLASS NAV SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$12.05	$11.19	$13.28	$10.10	$6.61
Net investment income[1]	0.25	0.25	0.31	0.25	0.18
Net realized and unrealized gain (loss) on investments	0.20	0.89	(1.73)	3.23	3.54
Total from investment operations	0.45	1.14	(1.42)	3.48	3.72
Less distributions
From net investment income	(0.35)	(0.28)	(0.28)	(0.30)	(0.23)
From net realized gain	(0.35)	—	(0.39)	—	—
Total distributions	(0.70)	(0.28)	(0.67)	(0.30)	(0.23)
Net asset value, end of period	$11.80	$12.05	$11.19	$13.28	$10.10
Total return (%)[2]	4.12	10.30	(10.55)	34.95	56.64
Ratios and supplemental data
Net assets, end of period (in millions)	$830	$1,091	$1,062	$1,151	$963
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.93	0.92	0.91	0.93
Expenses including reductions	0.86	0.88	0.87	0.85	0.87
Net investment income	2.02	2.22	2.65	2.20	2.07
Portfolio turnover (%)	42	51	60	49	82

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Diversified Real Assets Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$5,446,463	—	$5,446,463	—
Consumer discretionary	8,739,900	$3,576,335	5,163,565	—
Energy	291,633,399	236,180,245	55,453,154	—
Financials	2,559,579	2,559,579	—	—
Health care	3,501,099	3,501,099	—	—
Industrials	16,135,307	3,154,152	12,981,155	—
Information technology	7,825,833	6,610,121	1,215,712	—
Materials	143,583,718	137,665,590	5,918,128	—
Real estate	292,821,622	228,037,490	64,784,132	—
Utilities	53,325,144	30,502,932	22,822,212	—
Exchange-traded funds	31,025	31,025	—	—
Rights	35,348	—	35,348	—
Short-term investments	12,625,471	7,125,764	5,499,707	—
Total investments in securities	$838,263,908	$658,944,332	$179,319,576	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
17	JOHN HANCOCK Diversified Real Assets Fund |

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
| JOHN HANCOCK Diversified Real Assets Fund	18

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $6,866,965 and received $7,127,565 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2025 were $5,503.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
19	JOHN HANCOCK Diversified Real Assets Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$27,111,147	$24,863,170
Long-term capital gains	27,005,521	—
Total	$54,116,668	$24,863,170
As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $2,803,481 of undistributed ordinary income and $28,235,084 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Diversified Real Assets Fund	20

The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $569,001 for the year ended March 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,026,667	15	5.285%	$(8,866)
Lender	1,750,000	2	5.348%	520
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,038,691	$12,584,921	3,424,907	$38,227,153
Distributions reinvested	4,879,772	54,116,668	2,156,389	24,863,170
Repurchased	(26,100,347)	(312,909,820)	(10,003,027)	(114,682,475)
Net decrease	(20,181,884)	$(246,208,231)	(4,421,731)	$(51,592,152)
Total net decrease	(20,181,884)	$(246,208,231)	(4,421,731)	$(51,592,152)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
21	JOHN HANCOCK Diversified Real Assets Fund |

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $407,047,761 and $683,631,077, respectively, for the year ended March 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2025, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.5%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.3%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	712,370	$33,430,917	$465,151,889	$(491,476,966)	$19,576	$348	$382,664	—	$7,125,764

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief
| JOHN HANCOCK Diversified Real Assets Fund	22

operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Diversified Real Assets Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $27,005,521 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRAA 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Equity Income Fund
U.S. equity
March 31, 2025

John Hancock
Fundamental Equity Income Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
10	Notes to financial statements
15	Report of independent registered public accounting firm
16	Tax information
1	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 91.6%		$11,359,722
(Cost $10,123,678)
Communication services 6.3%		780,432
Interactive media and services 1.9%
Alphabet, Inc., Class A	1,177	182,011
Meta Platforms, Inc., Class A	91	52,449
Media 4.4%
Comcast Corp., Class A	14,796	545,972
Consumer discretionary 11.3%		1,397,113
Automobile components 0.8%
Mobileye Global, Inc., Class A (A)	6,806	97,972
Broadline retail 1.8%
Amazon.com, Inc. (A)	508	96,652
eBay, Inc.	1,874	126,926
Hotels, restaurants and leisure 4.4%
Las Vegas Sands Corp.	3,809	147,142
Starbucks Corp.	1,256	123,201
Vail Resorts, Inc.	1,701	272,194
Household durables 1.5%
Lennar Corp., Class A	1,594	182,959
Specialty retail 0.7%
Lowe’s Companies, Inc.	392	91,426
Textiles, apparel and luxury goods 2.1%
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,088	258,641
Consumer staples 8.1%		1,005,645
Beverages 1.8%
Diageo PLC, ADR	2,149	225,194
Consumer staples distribution and retail 1.4%
Walmart, Inc.	2,001	175,668
Food products 2.0%
Danone SA, ADR	15,849	242,648
Household products 2.1%
Reckitt Benckiser Group PLC, ADR	13,960	189,577
Reynolds Consumer Products, Inc.	3,013	71,890
Personal care products 0.8%
Kenvue, Inc.	4,198	100,668
Energy 7.8%		964,240
Oil, gas and consumable fuels 7.8%
Cheniere Energy, Inc.	1,822	421,611
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	6,046	$172,492
Suncor Energy, Inc.	8,328	322,460
Valero Energy Corp.	361	47,677
Financials 15.1%		1,869,293
Banks 3.6%
Bank of America Corp.	2,181	91,013
Citigroup, Inc.	2,097	148,866
First Hawaiian, Inc.	3,526	86,175
Wells Fargo & Company	1,682	120,751
Capital markets 10.2%
KKR & Company, Inc.	1,912	221,046
Morgan Stanley	1,660	193,672
Nasdaq, Inc.	4,022	305,109
S&P Global, Inc.	251	127,533
State Street Corp.	2,958	264,830
The Goldman Sachs Group, Inc.	273	149,137
Consumer finance 1.3%
American Express Company	599	161,161
Health care 19.9%		2,463,613
Biotechnology 1.1%
Gilead Sciences, Inc.	1,162	130,202
Health care equipment and supplies 3.2%
Becton, Dickinson and Company	1,741	398,793
Health care providers and services 6.1%
Elevance Health, Inc.	1,379	599,811
McKesson Corp.	234	157,480
Life sciences tools and services 1.3%
Thermo Fisher Scientific, Inc.	320	159,232
Pharmaceuticals 8.2%
Bristol-Myers Squibb Company	5,139	313,428
GSK PLC, ADR	9,320	361,057
Haleon PLC, ADR	17,822	183,388
Merck & Company, Inc.	1,785	160,222
Industrials 6.9%		860,507
Aerospace and defense 1.1%
RTX Corp.	1,027	136,036
Air freight and logistics 2.3%
United Parcel Service, Inc., Class B	2,633	289,604
3	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment 1.2%
Regal Rexnord Corp.	1,262	$143,679
Ground transportation 0.7%
Union Pacific Corp.	389	91,897
Trading companies and distributors 1.6%
United Rentals, Inc.	318	199,291
Information technology 7.8%		963,999
Semiconductors and semiconductor equipment 3.0%
Analog Devices, Inc.	588	118,582
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	783	129,978
Texas Instruments, Inc.	686	123,274
Software 4.8%
Microsoft Corp.	827	310,448
Oracle Corp.	2,015	281,717
Materials 2.6%		328,064
Chemicals 2.6%
LyondellBasell Industries NV, Class A	4,660	328,064
Real estate 5.8%		726,816
Specialized REITs 5.8%
American Tower Corp.	1,146	249,370
Crown Castle, Inc.	2,958	308,312
Millrose Properties, Inc., Class A (A)	6,380	169,134

	Yield (%)	Shares	Value
Short-term investments 7.9%			$977,036
(Cost $976,613)
Short-term funds 7.9%			977,036
John Hancock Collateral Trust (B)	4.2232(C)	97,675	977,036

Total investments (Cost $11,100,291) 99.5%	$12,336,758
Other assets and liabilities, net 0.5%	66,088
Total net assets 100.0%	$12,402,846

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	4

At 3-31-25, the aggregate cost of investments for federal income tax purposes was $11,108,406. Net unrealized appreciation aggregated to $1,228,352, of which $1,647,733 related to gross unrealized appreciation and $419,381 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 3-31-25:
United States	83.8%
United Kingdom	7.7%
France	4.0%
Canada	2.6%
Taiwan	1.1%
Other countries	0.8%
TOTAL	100.0%
5	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $10,123,678)	$11,359,722
Affiliated investments, at value (Cost $976,613)	977,036
Total investments, at value (Cost $11,100,291)	12,336,758
Dividends and interest receivable	17,495
Receivable from affiliates	135
Other assets	89,260
Total assets	12,443,648
Liabilities
Payable to affiliates
Accounting and legal services fees	283
Transfer agent fees	1,183
Other liabilities and accrued expenses	39,336
Total liabilities	40,802
Net assets	$12,402,846
Net assets consist of
Paid-in capital	$10,817,215
Total distributable earnings (loss)	1,585,631
Net assets	$12,402,846

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($12,402,846 ÷ 987,667 shares)	$12.56
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	6

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$252,360
Dividends from affiliated investments	35,243
Less foreign taxes withheld	(3,395)
Total investment income	284,208
Expenses
Investment management fees	61,991
Accounting and legal services fees	1,951
Transfer agent fees	11,554
Trustees’ fees	639
Custodian fees	13,466
Printing and postage	18,705
Professional fees	36,842
Other	10,925
Total expenses	156,073
Less expense reductions	(71,164)
Net expenses	84,909
Net investment income	199,299
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	571,357
Affiliated investments	(9)
571,348
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(24,411)
Affiliated investments	397
(24,014)
Net realized and unrealized gain	547,334
Increase in net assets from operations	$746,633
7	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$199,299	$137,221
Net realized gain	571,348	501,936
Change in net unrealized appreciation (depreciation)	(24,014)	906,098
Increase in net assets resulting from operations	746,633	1,545,255
Distributions to shareholders
From earnings
Class I	(662,931)	(446,978)
Total distributions	(662,931)	(446,978)
From fund share transactions	2,669,120	1,901,943
Total increase	2,752,822	3,000,220
Net assets
Beginning of year	9,650,024	6,649,804
End of year	$12,402,846	$9,650,024
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	8

Financial highlights
CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23[1]
Per share operating performance
Net asset value, beginning of period	$12.40	$10.77	$10.00
Net investment income[2]	0.25	0.21	0.13
Net realized and unrealized gain (loss) on investments	0.74	2.14	0.78
Total from investment operations	0.99	2.35	0.91
Less distributions
From net investment income	(0.26)	(0.20)	(0.14)
From net realized gain	(0.57)	(0.52)	—
Total distributions	(0.83)	(0.72)	(0.14)
Net asset value, end of period	$12.56	$12.40	$10.77
Total return (%)[3]	8.08	22.42	9.22[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	1.82	4.25[5]
Expenses including reductions	0.82	0.83	0.82[5]
Net investment income	1.93	1.91	1.72[6]
Portfolio turnover (%)	38	34	26

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
9	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
| JOHN HANCOCK Fundamental Equity Income Fund	10

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
11	JOHN HANCOCK Fundamental Equity Income Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$371,237	$321,103
Long-term capital gains	291,694	125,875
Total	$662,931	$446,978
As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $44,627 of undistributed ordinary income and $312,652 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Fundamental Equity Income Fund	12

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $71,164 for the year ended March 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
13	JOHN HANCOCK Fundamental Equity Income Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	156,691	$2,006,189	122,061	$1,454,965
Distributions reinvested	52,617	662,931	39,145	446,978
Net increase	209,308	$2,669,120	161,206	$1,901,943
Total net increase	209,308	$2,669,120	161,206	$1,901,943
Affiliates of the fund owned 100% of shares of Class I on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $5,466,811 and $3,703,570, respectively, for the year ended March 31, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	97,675	$609,614	$2,651,373	$(2,284,339)	$(9)	$397	$35,243	—	$977,036
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental Equity Income Fund	14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Fundamental Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Equity Income Fund (one of the funds constituting John Hancock Investment Trust referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for the years ended March 31, 2025 and March 31, 2024, and the period from June 28, 2022 (commencement of operations) through March 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for the years ended March 31, 2025 and March 31, 2024, and the period from June 28, 2022 (commencement of operations) through March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
15	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $291,694 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	16

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
490A 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Climate Action Fund
International equity
March 31, 2025

John Hancock
Global Climate Action Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
9	Notes to financial statements
15	Report of independent registered public accounting firm
16	Tax information
1	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 99.7%		$5,883,690
(Cost $5,431,800)
Canada 3.0%		178,280
Canadian National Railway Company	1,832	178,280
France 5.9%		347,358
Capgemini SE	562	84,445
Dassault Systemes SE	2,396	91,222
EssilorLuxottica SA	297	85,586
Schneider Electric SE	373	86,105
Germany 4.4%		261,140
Deutsche Boerse AG	579	170,840
Siemens AG	391	90,300
Ireland 6.5%		382,169
Accenture PLC, Class A	537	167,565
ICON PLC (A)	756	132,292
Medtronic PLC	916	82,312
Netherlands 5.5%		325,320
Koninklijke Ahold Delhaize NV	4,941	184,571
Wolters Kluwer NV	904	140,749
Spain 1.3%		75,204
Amadeus IT Group SA	982	75,204
Switzerland 2.1%		122,021
Cie Financiere Richemont SA, A Shares	699	122,021
United Kingdom 9.6%		565,382
Bunzl PLC	1,762	67,778
Intertek Group PLC	3,314	215,490
London Stock Exchange Group PLC	1,698	252,199
Rentokil Initial PLC	6,592	29,915
United States 61.4%		3,626,816
Abbott Laboratories	880	116,732
Adobe, Inc. (A)	229	87,828
AECOM	1,722	159,681
Alphabet, Inc., Class A	754	116,599
Applied Materials, Inc.	744	107,969
Broadcom, Inc.	392	65,633
Brown & Brown, Inc.	996	123,902
Cencora, Inc.	637	177,143
Cisco Systems, Inc.	2,280	140,699
Elevance Health, Inc.	356	154,846
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	2

	Shares	Value
United States (continued)
Equifax, Inc.	168	$40,918
Hologic, Inc. (A)	1,452	89,690
Johnson Controls International PLC	2,175	174,239
Lowe’s Companies, Inc.	712	166,060
Marsh & McLennan Companies, Inc.	977	238,417
McDonald’s Corp.	408	127,447
Meta Platforms, Inc., Class A	177	102,016
Microsoft Corp.	1,089	408,802
NVIDIA Corp.	1,181	127,997
Oracle Corp.	1,125	157,286
Roper Technologies, Inc.	43	25,352
Salesforce, Inc.	674	180,875
Sysco Corp.	2,209	165,763
Visa, Inc., Class A	782	274,060
Watts Water Technologies, Inc., Class A	475	96,862

	Yield (%)	Shares	Value
Short-term investments 0.9%			$54,938
(Cost $54,938)
Short-term funds 0.9%			54,938
John Hancock Collateral Trust (B)	4.2232(C)	5,492	54,938

Total investments (Cost $5,486,738) 100.6%	$5,938,628
Other assets and liabilities, net (0.6%)	(37,126)
Total net assets 100.0%	$5,901,502

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $5,494,785. Net unrealized appreciation aggregated to $443,843, of which $598,414 related to gross unrealized appreciation and $154,571 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-25:
Information technology	27.9%
Industrials	21.7%
Financials	18.0%
Health care	14.2%
Consumer discretionary	8.3%
Consumer staples	5.9%
Communication services	3.7%
3	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $5,431,800)	$5,883,690
Affiliated investments, at value (Cost $54,938)	54,938
Total investments, at value (Cost $5,486,738)	5,938,628
Dividends and interest receivable	1,633
Receivable from affiliates	895
Other assets	34
Total assets	5,941,190
Liabilities
Payable to affiliates
Accounting and legal services fees	164
Transfer agent fees	589
Other liabilities and accrued expenses	38,935
Total liabilities	39,688
Net assets	$5,901,502
Net assets consist of
Paid-in capital	$5,360,547
Total distributable earnings (loss)	540,955
Net assets	$5,901,502

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($5,901,502 ÷ 532,993 shares)	$11.07
5	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$83,472
Dividends from affiliated investments	1,571
Interest	207
Less foreign taxes withheld	(5,215)
Total investment income	80,035
Expenses
Investment management fees	49,461
Accounting and legal services fees	1,077
Transfer agent fees	6,543
Trustees’ fees	510
Custodian fees	10,314
Printing and postage	20,292
Professional fees	126,325
Other	6,518
Total expenses	221,040
Less expense reductions	(165,618)
Net expenses	55,422
Net investment income	24,613
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	387,982
Affiliated investments	(4)
387,978
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(74,854)
Affiliated investments	9
(74,845)
Net realized and unrealized gain	313,133
Increase in net assets from operations	$337,746
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Period ended 3-31-24[1]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$24,613	$(2,920)
Net realized gain	387,978	39,941
Change in net unrealized appreciation (depreciation)	(74,845)	526,735
Increase in net assets resulting from operations	337,746	563,756
Distributions to shareholders
From earnings
Class I	(365,235)	—
Total distributions	(365,235)	—
From fund share transactions	365,235	5,000,000
Total increase	337,746	5,563,756
Net assets
Beginning of year	5,563,756	—
End of year	$5,901,502	$5,563,756

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
7	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	3-31-25	3-31-24[1]
Per share operating performance
Net asset value, beginning of period	$11.13	$10.00
Net investment income (loss)[2]	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	0.62	1.14
Total from investment operations	0.67	1.13
Less distributions
From net investment income	(0.05)	—
From net realized gain	(0.68)	—
Total distributions	(0.73)	—
Net asset value, end of period	$11.07	$11.13
Total return (%)[3]	6.02	11.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	3.80	4.66[5]
Expenses including reductions	0.95	0.98[5]
Net investment income (loss)	0.42	(0.20)[6]
Portfolio turnover (%)	84	16

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	8

Notes to financial statements
Note 1—Organization
John Hancock Global Climate Action Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders. Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
9	JOHN HANCOCK Global Climate Action Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$178,280	$178,280	—	—
France	347,358	—	$347,358	—
Germany	261,140	—	261,140	—
Ireland	382,169	382,169	—	—
Netherlands	325,320	—	325,320	—
Spain	75,204	—	75,204	—
Switzerland	122,021	—	122,021	—
United Kingdom	565,382	—	565,382	—
United States	3,626,816	3,626,816	—	—
Short-term investments	54,938	54,938	—	—
Total investments in securities	$5,938,628	$4,242,203	$1,696,425	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
| JOHN HANCOCK Global Climate Action Fund	10

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $120,866 which are amortized over the fund’s first year of operations. $87,331 of offering costs were expensed during the period ended March 31, 2025.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
	March 31, 2025	March 31, 2024
Ordinary income	$365,235	—
As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $66,038 of undistributed ordinary income and $31,074 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
11	JOHN HANCOCK Global Climate Action Fund |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $500 million of the fund’s average daily net assets; and (b) 0.830% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $165,618 for the year ended March 31, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
| JOHN HANCOCK Global Climate Action Fund	12

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the year ended March 31, 2025 and period ended March 31, 2024 were as follows:
	Year Ended 3-31-25		Period ended 3-31-24[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	500,000	$5,000,000
Distributions reinvested	32,993	$365,235	—	—
Net increase	32,993	$365,235	500,000	$5,000,000
Total net increase	32,993	$365,235	500,000	$5,000,000

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
Affiliates of the fund owned 100% of shares of Class I on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,879,372 and $4,884,678, respectively, for the year ended March 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
13	JOHN HANCOCK Global Climate Action Fund |

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,492	$33,071	$791,465	$(769,603)	$(4)	$9	$1,571	—	$54,938
Note 9—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Climate Action Fund	14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Climate Action Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Climate Action Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets  and the financial highlights for the year ended March 31, 2025, and for the period December 19, 2023 (commencement of operations) through March 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year ended March 31, 2025, and the changes in its net assets and the financial highlights for the year ended March 31, 2025 and for the period December 19, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in John Hancock group of funds since 1988.
15	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	16

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Climate Action Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
491A 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Mid Cap Growth Fund
U.S. equity
March 31, 2025

John Hancock
Mid Cap Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
1	JOHN HANCOCK MID CAP GROWTH FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 93.1%		$1,111,773,565
(Cost $999,177,988)
Communication services 11.1%		133,100,709
Entertainment 10.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	443,841	39,950,128
Live Nation Entertainment, Inc. (A)	317,966	41,520,000
ROBLOX Corp., Class A (A)	257,142	14,988,807
Spotify Technology SA (A)	22,828	12,556,085
Take-Two Interactive Software, Inc. (A)	43,079	8,928,123
TKO Group Holdings, Inc.	41,634	6,362,092
Media 0.7%
The Trade Desk, Inc., Class A (A)	160,736	8,795,474
Consumer discretionary 12.2%		146,089,579
Broadline retail 2.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	272,217	31,675,170
Hotels, restaurants and leisure 3.6%
Cava Group, Inc. (A)	28,707	2,480,572
DraftKings, Inc., Class A (A)	902,565	29,974,184
Viking Holdings, Ltd. (A)	265,053	10,535,857
Specialty retail 4.0%
Burlington Stores, Inc. (A)	26,988	6,432,050
Dick’s Sporting Goods, Inc.	63,764	12,852,272
O’Reilly Automotive, Inc. (A)	19,503	27,939,608
Textiles, apparel and luxury goods 2.0%
Deckers Outdoor Corp. (A)	65,438	7,316,623
On Holding AG, Class A (A)	384,409	16,883,243
Consumer staples 8.6%		102,508,561
Consumer staples distribution and retail 5.2%
Casey’s General Stores, Inc.	45,134	19,589,961
Maplebear, Inc. (A)	298,905	11,923,320
Sprouts Farmers Market, Inc. (A)	95,343	14,553,156
U.S. Foods Holding Corp. (A)	249,232	16,314,727
Food products 1.2%
Freshpet, Inc. (A)	162,659	13,528,349
Personal care products 2.2%
BellRing Brands, Inc. (A)	357,226	26,599,048
Energy 5.1%		60,966,856
Oil, gas and consumable fuels 5.1%
Cameco Corp.	58,900	2,424,324
Coterra Energy, Inc.	423,745	12,246,231
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Diamondback Energy, Inc.	78,653	$12,575,042
Targa Resources Corp.	168,211	33,721,259
Financials 8.4%		100,413,906
Capital markets 8.4%
Coinbase Global, Inc., Class A (A)	71,690	12,347,169
Evercore, Inc., Class A	29,350	5,861,782
Hamilton Lane, Inc., Class A	91,617	13,620,699
KKR & Company, Inc.	149,364	17,267,972
Morningstar, Inc.	43,547	13,058,439
Tradeweb Markets, Inc., Class A	257,698	38,257,845
Health care 12.0%		143,301,804
Biotechnology 7.7%
Argenx SE, ADR (A)	19,698	11,658,557
Exact Sciences Corp. (A)	467,561	20,240,716
Natera, Inc. (A)	230,846	32,643,933
Neurocrine Biosciences, Inc. (A)	74,136	8,199,442
Sarepta Therapeutics, Inc. (A)	99,979	6,380,660
United Therapeutics Corp. (A)	41,246	12,714,904
Health care equipment and supplies 1.4%
Glaukos Corp. (A)	92,883	9,141,545
PROCEPT BioRobotics Corp. (A)	134,687	7,846,865
Health care providers and services 1.4%
The Ensign Group, Inc.	125,149	16,194,281
Life sciences tools and services 1.4%
Waters Corp. (A)	46,590	17,171,676
Pharmaceuticals 0.1%
Structure Therapeutics, Inc., ADR (A)	64,080	1,109,225
Industrials 5.9%		70,090,330
Aerospace and defense 1.4%
Axon Enterprise, Inc. (A)	31,405	16,517,460
Commercial services and supplies 1.0%
Clean Harbors, Inc. (A)	57,079	11,250,271
Professional services 2.3%
ExlService Holdings, Inc. (A)	210,433	9,934,542
Paycom Software, Inc.	82,266	17,973,476
Trading companies and distributors 1.2%
FTAI Aviation, Ltd.	129,826	14,414,581
3	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 24.2%		$289,145,890
Electronic equipment, instruments and components 2.8%
Celestica, Inc. (A)(B)	212,233	16,726,083
Flex, Ltd. (A)	499,813	16,533,814
IT services 4.9%
Gartner, Inc. (A)	25,397	10,660,137
GoDaddy, Inc., Class A (A)	177,895	32,046,005
Twilio, Inc., Class A (A)	163,220	15,980,870
Semiconductors and semiconductor equipment 1.8%
Marvell Technology, Inc.	348,915	21,482,697
Software 14.7%
AppLovin Corp., Class A (A)	157,067	41,618,039
Atlassian Corp., Class A (A)	68,778	14,595,379
Datadog, Inc., Class A (A)	70,065	6,951,149
DocuSign, Inc. (A)	358,638	29,193,133
Guidewire Software, Inc. (A)	116,168	21,765,236
Palantir Technologies, Inc., Class A (A)	729,779	61,593,348
Real estate 3.8%		44,863,380
Real estate management and development 1.7%
Zillow Group, Inc., Class C (A)	288,172	19,757,072
Residential REITs 1.0%
AvalonBay Communities, Inc.	55,907	11,998,760
Specialized REITs 1.1%
Crown Castle, Inc.	125,756	13,107,548
Utilities 1.8%		21,292,550
Gas utilities 0.9%
Atmos Energy Corp.	67,052	10,364,898
Multi-utilities 0.9%

NiSource, Inc.	272,578	10,927,652

Preferred securities 0.6%		$7,043,537
(Cost $9,360,258)
Information technology 0.6%		7,043,537
Software 0.6%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	4,675,152

Lookout, Inc., Series F (A)(C)(D)	392,767	2,368,385
Exchange-traded funds 4.4%		$53,059,044
(Cost $54,579,198)
iShares Russell Mid-Cap Growth ETF	225,382	26,480,131
Vanguard Mid-Cap Growth ETF (B)	108,645	26,578,913

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	4

	Yield (%)	Shares	Value
Short-term investments 2.2%			$25,759,162
(Cost $25,759,152)
Short-term funds 2.2%			25,759,162
John Hancock Collateral Trust (E)	4.2232(F)	284,913	2,849,955
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(F)	22,909,207	22,909,207

Total investments (Cost $1,088,876,596) 100.3%	$1,197,635,308
Other assets and liabilities, net (0.3%)	(3,418,174)
Total net assets 100.0%	$1,194,217,134

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $1,098,710,111. Net unrealized appreciation aggregated to $98,925,197, of which $182,690,555 related to gross unrealized appreciation and $83,765,358 related to gross unrealized depreciation.
5	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $1,086,026,651) including $2,792,009 of securities loaned	$1,194,785,353
Affiliated investments, at value (Cost $2,849,945)	2,849,955
Total investments, at value (Cost $1,088,876,596)	1,197,635,308
Dividends and interest receivable	334,803
Receivable for fund shares sold	84,724
Receivable for securities lending income	196
Other assets	124,701
Total assets	1,198,179,732
Liabilities
Payable for investments purchased	77,420
Payable for fund shares repurchased	853,765
Payable upon return of securities loaned	2,849,950
Payable to affiliates
Accounting and legal services fees	35,163
Transfer agent fees	5,533
Trustees’ fees	110
Other liabilities and accrued expenses	140,657
Total liabilities	3,962,598
Net assets	$1,194,217,134
Net assets consist of
Paid-in capital	$1,068,018,768
Total distributable earnings (loss)	126,198,366
Net assets	$1,194,217,134

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($38,509,170 ÷ 2,336,571 shares)[1]	$16.48
Class C ($163,616 ÷ 10,188 shares)[1]	$16.06
Class I ($4,810,408 ÷ 289,384 shares)	$16.62
Class R6 ($242,674,925 ÷ 14,538,053 shares)	$16.69
Class NAV ($908,059,015 ÷ 54,391,783 shares)	$16.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$4,368,579
Securities lending	52,261
Total investment income	4,420,840
Expenses
Investment management fees	11,528,562
Distribution and service fees	95,293
Accounting and legal services fees	250,665
Transfer agent fees	58,615
Trustees’ fees	30,340
Custodian fees	163,220
State registration fees	94,198
Printing and postage	34,122
Professional fees	100,132
Other	55,499
Total expenses	12,410,646
Less expense reductions	(1,084,639)
Net expenses	11,326,007
Net investment loss	(6,905,167)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	284,150,287
Affiliated investments	1,486
284,151,773
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(217,142,079)
Affiliated investments	4,452
(217,137,627)
Net realized and unrealized gain	67,014,146
Increase in net assets from operations	$60,108,979
7	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(6,905,167)	$(5,161,496)
Net realized gain	284,151,773	49,264,673
Change in net unrealized appreciation (depreciation)	(217,137,627)	237,287,330
Increase in net assets resulting from operations	60,108,979	281,390,507
From fund share transactions	(313,585,422)	(224,303,452)
Total increase (decrease)	(253,476,443)	57,087,055
Net assets
Beginning of year	1,447,693,577	1,390,606,522
End of year	$1,194,217,134	$1,447,693,577
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$16.16	$13.31	$17.26	$22.29
Net investment loss[2]	(0.14)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.46	2.95	(2.96)	(4.96)
Total from investment operations	0.32	2.85	(3.03)	(5.03)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$16.48	$16.16	$13.31	$17.26
Total return (%)[3,4]	1.98	21.41	(17.12)	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$32	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.26	1.26	1.24[6]
Expenses including reductions	1.17	1.18	1.18	1.17[6]
Net investment loss	(0.85)	(0.74)	(0.53)	(0.98)[6]
Portfolio turnover (%)	161	114	102	69[7]

[1]	The inception date for Class A shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
9	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$15.86	$13.16	$17.21	$22.29
Net investment loss[2]	(0.26)	(0.21)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	0.46	2.91	(2.96)	(4.95)
Total from investment operations	0.20	2.70	(3.13)	(5.08)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$16.06	$15.86	$13.16	$17.21
Total return (%)[3,4]	1.26	20.52	(17.76)	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.01	2.01	1.98[7]
Expenses including reductions	1.92	1.94	1.93	1.92[7]
Net investment loss	(1.60)	(1.50)	(1.28)	(1.77)[7]
Portfolio turnover (%)	161	114	102	69[8]

[1]	The inception date for Class C shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	10

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$16.26	$13.36	$17.28	$22.29
Net investment loss[2]	(0.10)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.46	2.97	(2.95)	(4.96)
Total from investment operations	0.36	2.90	(3.00)	(5.01)
Less distributions
From net realized gain	—	—	(0.92)	—
Total distributions	—	—	(0.92)	—
Net asset value, end of period	$16.62	$16.26	$13.36	$17.28
Total return (%)[3]	2.21	21.80	(16.98)	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.01	1.01	0.99[5]
Expenses including reductions	0.92	0.94	0.93	0.92[5]
Net investment loss	(0.58)	(0.49)	(0.35)	(0.80)[5]
Portfolio turnover (%)	161	114	102	69[6]

[1]	The inception date for Class I shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
11	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$16.31	$13.38	$17.29	$28.81	$27.74	$22.24
Net investment loss[3]	(0.08)	(0.05)	(0.03)	(0.08)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	0.46	2.98	(2.96)	(4.17)	8.88	8.38
Total from investment operations	0.38	2.93	(2.99)	(4.25)	8.68	8.27
Less distributions
From net realized gain	—	—	(0.92)	(7.27)	(7.61)	(2.77)
Total distributions	—	—	(0.92)	(7.27)	(7.61)	(2.77)
Net asset value, end of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.74
Total return (%)[4]	2.33	21.90	(16.81)	(20.41)[5]	33.87	41.40
Ratios and supplemental data
Net assets, end of period (in millions)	$243	$301	$299	$399	$631	$547
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.90	0.88[6]	0.92	0.92
Expenses including reductions	0.81	0.82	0.83	0.82[6]	0.91	0.92
Net investment loss	(0.49)	(0.38)	(0.26)	(0.65)[6]	(0.72)	(0.51)
Portfolio turnover (%)	161	114	102	69	91	86

[1]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. John Hancock Funds II Mid Cap Stock Fund’s (the Accounting Survivor) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	12

CLASS NAV SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$16.31	$13.38	$17.29	$28.81	$27.61	$22.09
Net investment loss[3]	(0.08)	(0.05)	(0.03)	(0.08)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	0.46	2.98	(2.96)	(4.17)	8.86	8.34
Total from investment operations	0.38	2.93	(2.99)	(4.25)	8.67	8.24
Less distributions
From net realized gain	—	—	(0.92)	(7.27)	(7.47)	(2.72)
Total distributions	—	—	(0.92)	(7.27)	(7.47)	(2.72)
Net asset value, end of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.61
Total return (%)[4]	2.33	21.90	(16.86)	(20.37)[5]	33.91	41.47
Ratios and supplemental data
Net assets, end of period (in millions)	$908	$1,112	$1,069	$1,289	$1,515	$1,294
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.89	0.87[6]	0.87	0.87
Expenses including reductions	0.81	0.81	0.82	0.81[6]	0.86	0.87
Net investment loss	(0.49)	(0.37)	(0.24)	(0.65)[6]	(0.67)	(0.46)
Portfolio turnover (%)	161	114	102	69	91	86

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
13	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK Mid Cap Growth Fund	14

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,111,773,565	$1,111,773,565	—	—
Preferred securities	7,043,537	—	—	$7,043,537
Exchange-traded funds	53,059,044	53,059,044	—	—
Short-term investments	25,759,162	25,759,162	—	—
Total investments in securities	$1,197,635,308	$1,190,591,771	—	$7,043,537
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to
15	JOHN HANCOCK Mid Cap Growth Fund |

any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $2,792,009 and received $2,849,950 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2025 were $7,498.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Mid Cap Growth Fund	16

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
There were no distributions for the years ended March 31, 2025 and 2024.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $27,273,173 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
17	JOHN HANCOCK Mid Cap Growth Fund |

fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$29,427
Class C	131
Class I	2,391
Class	Expense reduction
Class R6	$219,130
Class NAV	833,560
Total	$1,084,639

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,045 for the year ended March 31, 2025. Of this amount, $3,907 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $18,138 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $62 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
| JOHN HANCOCK Mid Cap Growth Fund	18

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$93,620	$41,885
Class C	1,673	187
Class I	—	3,370
Class R6	—	13,173
Total	$95,293	$58,615
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,003,654	$16,582,692	1,028,875	$14,326,236
Repurchased	(618,950)	(10,204,207)	(478,742)	(6,741,548)
Net increase	384,704	$6,378,485	550,133	$7,584,688
Class C shares
Sold	2,451	$42,825	4,547	$66,048
Repurchased	(3,097)	(48,140)	(2,554)	(35,570)
Net increase (decrease)	(646)	$(5,315)	1,993	$30,478
Class I shares
Sold	153,129	$2,777,903	84,857	$1,214,146
Repurchased	(54,238)	(878,227)	(209,108)	(2,913,133)
Net increase (decrease)	98,891	$1,899,676	(124,251)	$(1,698,987)
Class R6 shares
Sold	941,586	$17,491,917	765,947	$10,878,839
Repurchased	(4,833,770)	(82,074,012)	(4,648,805)	(65,920,269)
Net decrease	(3,892,184)	$(64,582,095)	(3,882,858)	$(55,041,430)
19	JOHN HANCOCK Mid Cap Growth Fund |

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,546,700	$79,847,289	4,055,049	$55,532,598
Repurchased	(18,347,612)	(337,123,462)	(15,776,404)	(230,710,799)
Net decrease	(13,800,912)	$(257,276,173)	(11,721,355)	$(175,178,201)
Total net decrease	(17,210,147)	$(313,585,422)	(15,176,338)	$(224,303,452)
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,175,777,562 and $2,499,440,148, respectively, for the year ended March 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2025, funds within the John Hancock group of funds complex held 73.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.1%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	284,913	$15,999,507	$434,736,688	$(447,892,178)	$1,486	$4,452	$52,261	—	$2,849,955

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2025:
| JOHN HANCOCK Mid Cap Growth Fund	20

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$4,675,152
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	2,368,385
								$7,043,537

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Mid Cap Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Mid Cap Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in John Hancock group of funds since 1988.
| JOHN HANCOCK MID CAP GROWTH FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK MID CAP GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377453	481A 3/25
5/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 13, 2025